General	9 Months Ended
Sep. 30, 2024
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Valens Semiconductor Ltd. (hereafter “Valens”, and together with its wholly owned subsidiaries, the “Company”), was incorporated in Israel in 2006.

As of September 30, 2021, the Company began trading on the New York Stock Exchange under the Symbol “VLN”.

Please also refer to Note 1(c) in the consolidated financial statement for the year ended December 31, 2023.

Valens is a leading provider of semiconductor products (chips), operates in the Audio-Video and Automotive industries, renowned for its Physical Layer (PHY) technology, enabling resilient high-speed connectivity over simple, low-cost infrastructure. Valens is the inventor of the HDBaseT Technology, which enables the converged delivery of ultra-high-definition digital video and audio, Ethernet, control signals, USB and power through a single cable. In the audio-video space, Valens’ HDBaseT technology enables plug-and-play digital connectivity between ultra-HD video sources and remote displays. In the automotive domain, Valens’ product offering includes both symmetric and asymmetric connectivity technology for high bandwidth transmission of native interfaces over a single low-cost wires and connectors. Valens’ advanced PHY technology for the auto industry provides the safety and resilience required to handle the noisy automotive environment, addressing the needs of Advanced driver-assistance systems (ADAS), Automotive Data Solutions (ADS), infotainment, telematics and backbone connectivity.

b.	On October 7, 2023, Hamas launched a series of attacks on civilian and military targets in Southern and Central Israel, to which the Israel Defense Forces have responded. In addition, both Hezbollah and the Houthi movement have attacked military and civilian targets in Northern Israel, to which Israel has responded, including through increased air and ground operations in Lebanon. In addition, the Houthi movement has attacked international shipping lanes in the red sea. Further, on April 13, 2024, and on October 1, 2024, Iran launched a series of drone and missile strikes against Israel, to which Israel has responded. How long and how severe the current conflict in Gaza, Northern Israel, Lebanon or the broader region becomes is unknown at this time and any continued clash among Israel, Hamas, Hezbollah, Iran or other countries or militant groups in the region may escalate in the future into a greater regional conflict. To date our operations and financial results have not been materially affected. We expect that the current conflict in the Gaza Strip, Lebanon and the security escalation in Israel will not have a material impact on our business results in the short term. However, since this is an event beyond our control, its continuation or cessation may affect our expectations. We continue to monitor political and military developments closely and examine the consequences for our business, results of operations and financial condition.